SECURITIES AND EXCHANGE COMMISSION
WASHINGTON, DC 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED
MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number: 811-05071 or 33-13247

SATURNA INVESTMENT TRUST
(Exact Name of Registrant as Specified in Charter)

1300 N. State Street
Bellingham, Washington 98225-4730
(Address of Principal Executive Offices, including ZIP Code)

Nicholas F. Kaiser
1300 N. State Street
Bellingham, Washington 98225-4730
(Name and Address of Agent for Service)

Registrant’s Telephone Number- (360) 734-9900

Date of fiscal year end: November 30, 2003
Date of reporting period: May 31, 2003

N-CSRS Semi-Annual Report May 31, 2003

REPORT TO STOCKHOLDERS

Sextant

Mutual Funds

(Graphic Omitted)

Fellow Shareowners:

The 3-year bear market that began in March 2000 is over. The next 18 months appear to be a time to make your maximum allocation to U.S. stocks. Helped by many factors, corporate earnings for all of 2003 should grow more than 12%. Federal tax cuts, devaluation of the U.S. dollar, new prospects for peaceful cooperation, and clear political leadership portend well for 2004. But outside the U.S., the picture is murkier as long-term relationships are strained and Japan, Europe and Latin America experience deflation and unemployment.

Prudent investors do well to remember that change is the only real constant. Recent choppy economic seas will again be soothed by the “invisible hand” of free economic markets. Change is the rational for our four distinctly different Sextant funds, which allow investors to choose the variable returns of the domestic and international stock markets, long-term bonds, or the safety of short-term bonds.

For the last six months, the Sextant bond funds provided excellent haven. Now seeking greater safety, in the last few months we have reduced maturities and increased quality in these bond funds. Looking forward, with interest rates increasing, equities look poised for better relative returns. Rotation from fully priced bonds back into stocks should be rewarding over the next year.

Our Sextant funds employ a “fulcrum” advisory fee structure that rewards or penalizes Saturna Capital for investment results. Relative performance of the Sextant funds continued their long-term record of being above average, and every Sextant fund again outperformed its Morningstar benchmarks to qualify for performance fee bonuses. For the six and twelve months ended May 31, 2003 comparative total returns are:

Sextant Fund	6-month Total Return	12-month Total Return	vs. Morningstar	12-month Total Return
Short-Term Bond	+4.77%	+7.34%	Short-Term Bonds	+5.72%
Bond Income	+10.29%	+16.82%	Long-Term Bonds	+14.72%
Growth	+3.94%	-6.43%	Domestic Growth	-7.83%
International	+4.45%	-12.78%	Foreign Stock	-13.16%

While our funds remain small, growing awareness of the Sextant Funds and their excellent performance continue to attract investors. 2003 has been a better year so far and we are looking forward to the second half. Thank you for investing your money with ours.

Respectfully,

Nicholas Kaiser, President	Phelps McIlvaine, Vice President
(Manager, Sextant Growth; Sextant International)	(Manager, Sextant Bond Income; Sextant Short-Term Bond)

July 15, 2003

2	N-CSRS Semi-Annual Report May 31, 2003

INVESTMENTS	SEXTANT SHORT-TERM BOND FUND (graphic omitted)

Rating*	Issuer	Coupon/Maturity	Face Amount	Market Value
				As of May 31, 2003
	Auto/Truck Manufacturing (3.9%)
A-	DaimlerCrysler	6.90% 9/1/2004	$90,000	$93,699

	Banking (14.3%)
A+	Australia & New Zealand Bank	6.25% 2/1/2004	85,000	87,173
A	Bankers Trust	8.25% 5/1/2005	85,000	93,874
A+	JP Morgan & Co. Inc.	7.625% 9/15/2004	80,000	85,292
A-	Washington Mutual Financial	8.25% 6/15/2005	75,000	84,312
	SUB-TOTAL		325,000	350,651

	Building Products (3.2%)
A-	Lowes Companies	7.50% 12/15/2005	70,000	79,157

	Computer (3.1%)
AA-	Hewlett Packard	7.15% 6/15/2005	70,000	76,072

	Cosmetics & Toiletries (3%)
BBB	Dial	6.625% 6/15/2003	75,000	74,631

	Finance & Insurance (11.5%)
A	Alliance Capital Mangement	5.625% 8/15/2006	65,000	70,580
A+	International Finance AIG	5.75% 10/15/2006	95,000	103,034
A-	Lincoln National Insurance	7.25% 5/15/2005	100,000	109,181
	SUB-TOTAL		260,000	282,795

	Machinery (11.9%)
A	Deere	6.55% 7/15/2004	90,000	93,715
A	Eaton	6.95% 11/15/2004	85,000	90,447
A-	Rockwell Automation International	6.15% 1/15/2008	95,000	106,645
	SUB-TOTAL		270,000	290,807

	Medical Drugs (14.9%)
AAA	Bristol Myers Squibb	4.75% 10/1/2006	90,000	96,584
A	Cardinal Health	6.50% 2/15/2004	75,000	76,928
AAA	Pfizer	5.625% 2/1/2006	100,000	109,956
A-	Wyeth	7.90% 2/15/2005	75,000	82,123
	SUB-TOTAL		340,000	365,591

N-CSRS Semi-Annual Report May 31, 2003	3

(graphic omitted)SEXTANT SHORT-TERM BOND FUND	INVESTMENTS

Rating*	Issuer	Coupon/Maturity	Face Amount	Market Value
	Oil & Gas (4.4%)
BBB+	Union Oil of California	7.20% 5/15/2005	$100,000	$107,952

	Publishing (2.1%)
A-	Tribune	6.875% 11/1/2006	45,000	51,202

	Retailing (2.1%)
BBB	Safeway	6.05% 11/15/2003	50,000	50,507

	Telecommunications (8.1%)
AA-	Southwestern Bell	6.625% 7/15/2007	95,000	108,031
A-	Verizon Wireless	5.375% 12/15/2006	82,000	89,500
	SUB-TOTAL		177,000	197,531

	Utilities (8.4%)
AA-	Florida Power & Light	6.875% 12/1/2005	95,000	105,595
A-	Sempra Energy	6.95% 12/1/2005	92,000	101,367
	SUB-TOTAL		187,000	206,962

	Total Investments (90.9%)	(Cost = 2,115,487)	2,059,000	2,227,557
	Other Assets (net of liabilities) (9.1%)			223,353
	Total Net Assets (100%)			$2,450,910
	*Ratings are the lesser of S&P or Moody's (unaudited)

4	N-CSRS Semi-Annual Report May 31, 2003

FINANCIAL HIGHLIGHTS	SEXTANT SHORT-TERM BOND FUND (Graphic Omitted)

Selected data per share of capital stock outstanding throughout the period:
			For the year ended November 30,
		Period ended May 31, 2003	2002	2001	2000	1999	1998
Net asset value at beginning of period		$5.07	$5.10	$4.95	$4.92	$5.04	$4.99
Income from investment operations
	Net Investment Income	0.11	0.27	0.26	0.27	0.26	0.27
	Net gains or losses on securities
	(both realized and unrealized)	0.12	(0.02)	0.14	0.03	(0.12)	0.05
Total from investment operations		0.23	0.25	0.40	0.30	0.14	0.32
	Less distributions
	Dividends (from net investment income)	(0.11)	(0.28)	(0.25)	(0.27)	(0.26)	(0.27)
	Distributions (from capital gains)	-	-	-	-	-	-
Total distributions		(0.11)	(0.28)	(0.25)	(0.27)	(0.26)	(0.27)
Net asset value at end of period		$5.19	$5.07	$5.10	$4.95	$4.92	$5.04
Total Return		4.77%	4.90%	8.37%	6.20%	2.88%	6.67%
Ratios / Supplemental Data
Net assets ($000), end of period		$2,451	$2,177	$2,189	$2,555	$1,795	$1,908
Ratio of expenses to average net assets*		0.30%	0.93%	0.51%	0.61%	0.47%	0.48%
Ratio of net investment income to average net assets*		2.31%	5.23%	5.45%	5.45%	5.22%	5.57%
Portfolio turnover rate		12%	28%	28%	12%	21%	71%
*For the above periods, all or a portion of the operating expenses were waived. If costs had not been waived, the resulting increase to the ratio of expenses to average monthly net accost would be .31%, .21%, .43%, .41%, .57%, and .44% respectively.

STATEMENT OF ASSETS AND LIABILITIES

As of May 31, 2003
Assets
	Investments (Cost $2,115,457)	$2,227,557
	Cash	183,569
	Interest Receivable	38,682
	Total Assets		$2,449,808
Liabilities
	Other Liabilities	(1,102)
	Total Liabilities		(1,102)
Net Assets			$2,450,910

Fund Shares Outstanding			472,203

Analysis of Net Assets
	Paid in Capital (unlimited shares authorized, without par value)	2,370,796
	Accumulated net realized loss on investments	(31,955)
	Unrealized net appreciation to Fund shares outstanding	112,069
	Net Assets applicable to Fund shares outstanding		$2,450,910

Net Asset Value, Offering and Redemption price per share			$5.19

(The accompanying notes are an integral part of these financial statements)

N-CSRS Semi-Annual Report May 31, 2003	5

(Graphic Omitted) SEXTANT SHORT-TERM BOND FUND	STATEMENT OF OPERATIONS

For the Semi-Annual period ended May 31, 2003
Investment Income
	Interest income	$64,523
	Amortization of bond premium	(8,476)
	Accretion of bond discounts	2,117
	Gross investment income		$58,164

Expenses
	Investment advisor and administration fee	7,774
	Professional fees	1,904
	Filing and registration fees	1,778
	Custodian fees	987
	Insurance fees	587
	Meetings	190
	Printing and postage	189
	Other expenses	139
	Total gross expenses	13,548
	Less: Advisory fees waived	(5,866)
	Less: Custodian fees waived	(987)
	Net expenses		6,695
	Net investment income		51,469

Net realized gain on investments
	Proceeds from sales	246,200
	Less: cost of securities sold (based on identified cost)	244,257
	Realized net gain		1,943

Unrealized gain on investments
	End of period	112,069
	Beginning of period	63,527
	Increase in unrealized gain for the period		48,542
	Net realized and unrealized gain on investments		50,485

Net increase in net assets resulting from operations			$101,954

STATEMENT OF CHANGES IN NET ASSETS

		Period ended	Year ended
		May 31, 2003	Nov. 30, 2002
INCREASE (DECREASE) IN NET ASSETS
From Operations:
	Net investment income	$51,469	$115,149
	Net realize (gain on investments	1,943	1,414
	Net increase (decrease) in unrealized appreciation	48,542	(12,326)
	Net increase in net assets from operations	101,954	104,237

Dividends to shareowners from:
	Net investment income	(51,514)	(118,239)
	Capital gains distributions	-	-
	Total Distributions	(51,514)	(118,239)

Fund share transactions
	Proceeds from sales of shares	480,782	439,793
	Value of shares issued in reinvestment of dividends	50,702	117,683
		531,484	557,476
	Cost of shares redeemed	(308,071)	(555,278)
	Net increase in net assets from share transactions	223,413	2,198
Total increase (decrease) in net assets		$273,853	$(11,804)
NET ASSETS
	Beginning of period	2,177,057	2,188,861
	End of period	$2,450,910	$2,177,057
Shares of the fund sold and redeemed
	Number of shares sold	93,407	86,066
	Number of shares issued in reinvestment of dividends	9,817	23,087
		103,224	109,153
	Number of shares redeemed	(60,255)	(109,001)
Net increase in number of shares outstanding		42,969	152

(The accompanying notes are an integral part of these financial statements)

6	N-CSRS Semi-Annual Report May 31, 2003

INVESTMENTS	SEXTANT BOND INCOME FUND (Graphic Omitted)

Rating	Issuer	Coupon/Maturity	Face Amount	Market Value
				As of May 31, 2003
	Banking (9.6%)
A+	Chase Manhattan	7.125% 6/15/2009	$50,000	$58,228
A	Citicorp	7.25% 10/15/2011	50,000	60,723
A-	Comerica Bank	7.125% 12/1/2013	50,000	56,406
A+	Norwest Financial	6.85% 7/15/2009	50,000	59,098
	SUB-TOTAL		200,000	234,455

	Building Products (3%)
BBB+	Masco	7.125% 8/15/2013	60,000	72,327

	Chemicals (2.7%)
A-	Air Products & Chemicals	8.75% 4/15/2021	50,000	66,646

	Diversified Financial Services (3.1%)
AAA	General Electric Capital	8.125% 5/15/2012	60,000	75,716

	Electric Utilities (5.1%)
A-	Commonwealth Edison	7.50% 7/1/2013	50,000	62,680
BBB+	Sempra Energy	7.95% 3/1/2010	50,000	61,870
	SUB-TOTAL		100,000	124,550

	Electronics (2.4%)
A-	Koninlijke Phillips Electronics	7.25% 8/15/2013	50,000	58,347

	Food (8.6%)
BBB+	Conagra	7.875% 9/15/2010	50,000	61,569
A+	Hershey Foods	6.95% 8/15/2012	50,000	61,120
A-	HJ Heinz	6.00% 3/15/2012	75,000	86,110
	SUB-TOTAL		175,000	208,799

	Insurance (10.6%)
A	Allstate	7.50% 6/15/2013	50,000	61,995
A	Progressive	7.00% 10/1/2013	75,000	91,567
	XL Capital	6.50% 1/15/2012	90,000	103,748
	SUB-TOTAL		215,000	257,310

	Investment Finance (5.2%)
AA-	Morgan Stanley Dean Witter	6.75% 10/15/2013	50,000	58,599
BBB+	Paine Webber Group	7.625% 2/15/2014	50,000	68,090
	SUB-TOTAL		100,000	126,689

	Machinery (5.6%)
A	Caterpillar Inc.	9.375% 8/15/2011	40,000	54,556
A+	Dover	6.25% 6/1/2008	70,000	81,148
	SUB-TOTAL		110,000	135,704

N-CSRS Semi-Annual Report May 31, 2003	7

(Graphic Omitted) SEXTANT BOND INCOME FUND	INVESTMENTS

Rating	Issuer	Coupon/Maturity	Face Amount	Market Value
	Medical Supplies (2.1%)
A+	Becton Dickinson	7.15% 10/1/2009	$40,000	$47,941

	Oil & Gas (5.4%)
A	Baker Hughes	6.00% 2/15/2009	70,000	78,598
A	Texaco Capital	8.625% 6/30/2010	40,000	52,137
	SUB-TOTAL		110,000	130,735

	Retailing (10.4%)
A	Dayton Hudson (Target Stores)	10.00% 1/1/2011	50,000	69,135
A	Lowe's Companies	8.25% 6/1/2010	50,000	63,250
A+	May Department Stores Corp.	8.00% 7/15/2012	50,000	63,607
AA	Wal-Mart Stores	7.25% 6/1/2013	45,000	57,138
	SUB-TOTAL		195,000	253,130

	Telecommunications (2.4%)
AA-	GTE	6.90% 11/1/2008	50,000	58,323

	Transportation (6%)
BBB+	Southwest Airlines	6.50% 3/1/2012	75,000	86,464
A-	US Freightways	8.5% 4/25/2010	50,000	59,488
	SUB-TOTAL		125,000	145,952

	US Government (10.6%)
AAA	US Treasury Bond	5.50% 2/15/2008	225,000	258,188

Total Investments (92.8%)	(Cost = 1,959,039)	1,865,000	2,254,812
Other Assets (net of liabilities) (7.2%)			175,593
Total Net Assets (100%)			$2,430,405

*Ratings are the lesser of S&P or Moody's (unaudited)

8	N-CSRS Semi-Annual Report May 31, 2003

FINANCIAL HIGHLIGHTS	SEXTANT BOND INCOME FUND (graphic omitted)

Selected data per share of capital stock outstanding throughout the period:
		Period ended	For the year ended November 30,
		May 31, 2003	2002	2001	2000	1999	1998
Net asset value at beginning of period		$4.97	$4.81	$4.56	$4.59	$5.00	$4.83
	Income from investment operations
	Net investment income	0.11	0.26	0.30	0.29	0.30	0.29
	Net gains or losses on securities
	(both realized and unrealized)	0.39	0.16	0.25	(0.03)	(0.41)	0.17
Total from investment operations		0.50	0.42	0.55	0.26	(0.11)	0.46
	Less distributions
	Dividends (from net investment income)
	Taxable	(0.11)	(0.26)	(0.30)	(0.29)	(0.30)	(0.29)
	Distributions (from capital gains)	-	-	-	-	-	-
Total distributions		(0.11)	(0.26)	(0.30)	(0.29)	(0.30)	(0.29)
Net asset value at end of period		$5.36	$4.97	$4.81	$4.56	$4.59	$5.00
Total return		10.29%	9.02%	12.40%	6.05%	(2.20)%	10.08%
Ratios/supplemental data
Net assets ($000), end of period		$2,430	$2,105	$1,965	$1,505	$885	$1,345
Ratio of expenses to average net assets*		0.42%	0.72%	0.34%	0.35%	0.39%	0.30%
Ratio of net investment income to average net assets*		2.22%	5.40%	6.71%	6.58%	6.31%	6.24%
Portfolio turnover rate		0%	29%	30%	0%	20%	0%

*For each of the above periods, all or a portion of the operating expenses were waived. If these costs had not been waived,the increase to the ratio of expenses to average monthly net assets would be .18%, .34%, .72%, .64%, .66%, and .61%.

STATEMENT OF ASSETS AND LIABILITIES

As of May 31, 2003
Assets
	Bond investments (Cost $1,959,039)	$2,254,812
	Cash	132,608
	Interest receivable	38,657
	Insurance reserve premium	1,221
	Total Assets		$2,427,298

Liabilities
	Other Liabilities	(3,107)
	Total Liabilities		(3,107)
Net Assets			$2,430,405

Fund Shares Outstanding			453,663

Analysis of Net Assets
	Paid in Capital (unlimited shares authorized, without par value)	2,238,546
	Accumulated net realized loss on investments	(103,913)
	Unrealized net appreciation to Fund shares outstanding	295,772
	Net Assets applicable to Fund shares outstanding		$2,430,405
Net Asset Value, Offering and Redemption price per share			$5.36

(The accompanying notes are an integral part of these financial statements)

N-CSRS Semi-Annual Report May 31, 2003	9

(graphic omitted) SEXTANT BOND INCOME FUND	STATEMENT OF OPERATIONS
For the Semi-Annual period ended May 31, 2002
Investment Income
	Interest income	$64,086
	Amortization of bond premiums	(5,305)
	Accretion of bond discounts	54
	Gross investment income		$58,835
Expenses
	Investment advisor and administration fee	8,462
	Filng and registration fees	1,837
	Professional fees	1,596
	Insurance	534
	Custodian fees	355
	Printing and postage	204
	Meetings	162
	Other expenses	110
	Total gross expenses	13,260
	Less: Advisor fees waived	(3,530)
	Less: Custodian fees waived	(355)
	Net expenses		9,375
	Net investment income		49,460
Net realized gain on investments
	Proceeds from sales	-
	Less: Cost of securities sold based on identified cost	-
	Realized net gain		-
Unrealized gain on investments
	End of period	295,772
	Beginning of period	123,383
	Increase in unrealized loss for the period		172,389
	Net realized and unrealized gain on investments		172,389
Net increase in net assets resulting from operations			$221,849

STATEMENT OF CHANGES IN NET ASSETS

		Period ended	Year ended
INCREASE (DECREASE) IN NET ASSETS		May 31, 2003	Nov. 30, 2002
From Operations:
	Net investment income	$49,460	$106,916
	Net realized gain (loss) on investments	-	(14,253)
	Net increase in unrealized appreciation	172,389	74,471
	Net increase in net assets from operations	221,849	167,134

Dividends to shareowners from:
	Net investment income	(49,523)	(107,024)
	Capital gains distributions	-	-
	Total Distributions	(49,523)	(107,024)

Fund share transactions
	Proceeds from sales of shares	131,331	365,971
	Value of shares issued in reinvestment of dividends	46,904	103,671
		178,235	469,642
	Cost of shares redeemed	(25,329)	(389,165)
	Net increase in net assets from share transactions	152,906	80,477
Total increase in net assets		$325,232	$140,587
NET ASSETS
	Beginning of period	2,105,173	1,964,586
	End of period	$2,430,405	$2,105,173

Shares of the fund sold and redeemed
	Number of shares sold	39,049	75,292
	Number of shares issued in reinvestment of dividends	9,066	21,389
		48,115	96,681
	Number of shares redeemed	(18,233)	(80,967)
Net increase in number of shares outstanding		29,882	15,714

(The accompanying notes are an integral part of these financial statements)

10	N-CSRS Semi-Annual Report May 31, 2003

INVESTMENTS	SEXTANT GROWTH FUND (graphic omitted)

Issue	Number of Shares	Cost	Market Value
			As of May 31, 2003
Common Stocks (86.3%)

Banking (11.5%)
Convergys*	3,500	$129,041	$62,580
Frontier Financial	4,000	90,207	118,000
Washington Mutual	6,750	44,124	275,265
SUB-TOTAL		263,372	455,845

Computers (14.5%)
3Com*	10,000	51,891	49,100
Adobe Systems	4,800	50,490	169,536
Apple Computer*	5,500	102,348	98,725
Intuit*	3,000	131,758	137,760
Oracle*	8,000	28,059	104,080
Phoenix Technologies Ltd.*	3,062	29,148	14,238
SUB-TOTAL		393,694	573,439

Construction (10.2%)
Lowe's Companies	4,000	135,141	169,040
Weyerhaeuser	2,000	93,867	100,760
SUB-TOTAL		229,008	269,800

Electronics (3.2%)
Advamced Micro Devices*	10,000	41,708	72,800
Agilent Technologies*	3,000	87,247	54,390
SUB-TOTAL		128,955	127,190

Food (2.8%)
Performance Food Group*	3,000	96,917	108,570

Hotels & Motels (1.4%)
Westcoast Hospitality*	15,000	111,772	57,000

Investments (7.1%)
Neuberger Berman	2,500	109,920	83,200
Schwab (Charles)	20,415	9,117	198,026
SUB-TOTAL		119,037	281,226

Machinery (1%)
Regal-Beloit	2,000	52,106	40,100

N-CSRS Semi-Annual Report May 31, 2003	11

(graphic omitted) SEXTANT GROWTH FUND	INVESTMENTS)

Issue	Number of Shares	Cost	Market Value

Medical (20.4%)
Affymetrix*	2,000	$26,863	$45,500
Amgen*	2,640	34,598	170,914
Barr Laboratories*	2,000	159,489	158,250
Caremark Rx*	3,000	60,125	67,740
Ligand Pharmaceuticals*	5,000	56,430	63,650
Lilly (Eli)	800	77,567	47,816
Pharmaceutical Product Development*	9,000	80,608	252,090
SUB-TOTAL		495,680	805,960

Metal Ores (1.2%)
Phelps Dodge	1,330	76,218	48,478

Oil & Gas Production (1.8%)
Noble*	2,000	14,212	71,320

Publishing (1.6%)
Wiley (John) & Sons, Class A	2,400	47,112	61,080

Retail (3.2%)
Bed Bath & Beyond	3,000	100,052	125,370

Telecommunications (1.4%)
Sprint (FON Group)	4,000	48,152	54,240

Transportation (5.9%)
Airborne	2,500	27,082	51,325
Alask Air	4,500	78,165	85,545
Southwest Airlines	6,000	90,162	96,420
SUB-TOTAL		195,409	233,290

Utility (2.5%)
FPL Group	1,500	87,711	99,705

Total Investments (86.3%)		2,459,407	3,412,613
Other Assets (net of liabilities) (13.7%)			540,620
Total Net Assets (100%)			$3,953,233

*Non-income producing

12	N-CSRS Semi-Annual Report May 31, 2003

FINANCIAL HIGHLIGHTS	SEXTANT GROWTH FUND (graphic omitted)

Selected data per share of capital stock outstanding throughout the period:
		Period ended		For the year ended Nov 30,
		May 31, 2003	2002	2001	2000	1999	1998
Net asset value at beginning of period		$10.64	$11.90	$13.16	$12.68	$9.29	$9.58
	Income from investment operations
	Net investment income	(0.02)	(0.05)	(0.02)	(0.07)	(0.06)	0.02
	Net gains or losses on securities
	(both realized and unrealized)	0.45	(1.21)	(1.24)	1.36	4.26	(0.09)
Total from investment operations		0.43	(1.26)	(1.26)	1.29	4.20	(0.07)
	Less distributions
	Dividends (from net investment income)	-	-	-	-	(0.14)	(0.02)
	Distributions (from capital gains)	-	-	-	(0.81)	(0.67)	(0.20)
Total distributions		-	-	-	(0.81)	(0.81)	(0.22)
Net asset value at end of period		$11.07	$10.64	$11.90	$13.16	$12.68	$9.29
Total Return		(3.94%)	(10.51)%	(9.57)%	10.16%	44.76%	(0.97)%
Ratios / Supplemental Data
Net assets ($000), end of period		$3,953	$3,373	$3,792	$3,862	$3,116	$2,139
Ratio of expenses to average net assets		0.55%	1.11%	0.78%	1.05%	1.12%	0.66%
Ratio of net investment income to average net assets		(0.23)%	(0.48)%	(0.18)%	(0.51)%	(0.50)%	0.19%
Portfolio turnover rate		3%	15%	8%	20%	28%	41%

STATEMENT OF ASSETS AND LIABILITIES
As of May 31, 2003

Assets
	Investments (Cost $2,459,407)	$3,412,613
	Cash	539,627
	Dividends receivable	1,068
	Insurance reserve premium	1,214
	Total Assets		3,954,522

Liabilities
	Other Liabilities	1,289
	Total Liabilities		1,289

Net Assets			$3,953,233

Fund Shares Outstanding			357,092

Analysis of Net Assets
	Paid in Capital (unlimited shares authorized, without par value)	$2,978,202
	Accumulated net realized gain on investments	21,825
	Unrealized net appreciation to Fund shares outstanding	953,206
	Net Assets applicable to Fund shares outstanding		$3,953,233

Net Asset Value, Offering and Redemption price per share			$11.07

(The accompanying notes are an integral part of these financial statements)

N-CSRS Semi-Annual Report May 31, 2003	13

(graphic omitted) SEXTANT GROWTH FUND	STATEMENT OF OPERATIONS

For the Semi-Annual period ended May 31, 2003

Investment Income
	Dividend income	$10,576
	Miscellaneous income	59
	Gross Investment Income		$10,635

Expenses
	Investment advisor and administration fee	13,667
	Professional fees	2,371
	Custodian fees	1,136
	Filing and registration fees	913
	Insurance	739
	Printing and postage	342
	Meetings	201
	Other expenses	186
	Total gross expenses	19,555
	Less: Custodian fees waived	(1,136)
	Net expenses		18,419
	Net investment loss		(7,784)

Net realized gain on investments
	Proceeds from sales	101,501
	Less: cost of securities sold based on identified cost	77,397
	Realized net gain		24,104

Unrealized gain on investments
	End of period	953,206
	Beginning of period	800,316
	Increase in unrealized gain for the period		152,890
	Net realized and unrealized gain on investments		176,994

Net increase in net assets resulting from operations			$169,210

STATEMENT OF CHANGES IN NET ASSETS
		Period ended	Year ended
INCREASE (DECREASE) IN NET ASSETS		May 31, 2003	Nov. 30, 2002
From Operations:
	Net investment loss	$(7,784)	$(17,391)
	Net realized gain (loss) on investments	24,104	(10,677)
	Net increase (decrease) in unrealized appreciation	152,890	(372,034)
	Net increase (decrease) in net assets from operations	169,210	(400,102)

Dividends to shareowners from:
	Net investment income	-	-
	Capital gains distributions	-	-
	Total Distributions	-	-

Fund share transactions
	Proceeds from sales of shares	497,790	366,963
	Value of shares issued in reinvestment of dividends	-	-
		497,790	366,963
	Cost of shares redeemed	(86,844)	(385,297)
	Net increase (decrease) in net assets from share transactions	410,496	(18,334)
Total decrease in net assets		$580,156	$(418,436)
NET ASSETS
	Beginning of period	3,373,077	3,791,513
	End of period	$3,953,233	$3,373,077

Shares of the fund sold and redeemed
	Number of shares sold	48,698	32,585
	Number of shares issued in reinvestment of dividends	-	-
		48,968	32,585
	Number of shares redeemed	(8,539)	(34,371)
Net increase (decrease) in number of shares outstanding		40,159	(1,786)

(The accompanying notes are an integral part of these financial statements)

14	N-CSRS Semi-Annual Report May 31, 2003

INVESTMENTS	SEXTANT INTERNATIONAL FUND (Graphic Omitted)

Issue	Number of Shares	Cost	Market Value	Country
				As of May 31, 2003
Common Stocks (92.8%)

Aircraft (2%)
Embraer Aircraft ADR	1,713	$38,169	$25,267	Brazil

Automotive (3.8%)
Nissan Motor ADR	2,000	30,085	31,700	Japan
Desc ADR	2,700	42,981	17,118	Mexico
SUB-TOTAL		73,066	48,818

Banking and Financial (11%)
Aegon NV ADR	2,158	19,736	20,738	Netherlands
AXA ADS	3,000	59,784	45,390	France
Banco Bilbao Vizcaya ADS	1,800	7,702	17,856	Spain
ING Groep ADS	1,400	36,134	22,848	Netherlands
Toronto-Dominion Bank	1,400	18,159	36,036	Canada
SUB-TOTAL		141,515	142,868

Building Materials (4.8%)
C R H plc ADR	2,000	23,075	31,700	Ireland
Hanson plc ADR	1,100	33,055	31,823	UK
SUB-TOTAL		56,130	63,523

Computers (12%)
Business Objects ADS*	6,000	19,570	121,500	France
Dassault Systems ADR	1,000	28,380	33,360	France
SUB-TOTAL		47,950	154,860

Consumer Products (4.1%)
Coca-Cola Femsa ADS	1,500	9,750	33,630	Mexico
Gucci Group	200	10,925	19,530	Italy
SUB-TOTAL		20,675	53,160

Electronics (4.7%)
Epcos AG ADS	2,500	57,307	33,375	Germany
Sony ADR	1,000	47,517	27,340	Japan
SUB-TOTAL		104,824	60,715

Hotels & Motels (2%)
Fairmont Hotels & Resorts	1,100	24,385	25,960	Canada

Medical-Drugs (3.3%)
Aventis ADS	508	15,859	26,650	France
Glaxo SmithKline Wellcome plc ADR	400	9,800	16,004	UK
SUB-TOTAL		25,659	42,654

Metals & Mining (5.5%)
Potash Corp. of Saskatchewan	500	34,234	30,605	Canada
Rio Tinto plc ADS	500	31,175	39,975	UK
SUB-TOTAL		65,409	70,580

N-CSRS Semi-Annual Report May 31, 2003	15

(Graphic Omitted) SEXTANT INTERNATIONAL FUND	INVESTMENTS

Issue	Number of Shares	Cost	Market Value	Country

Oil & Gas Production (8.1%)
EnCana	1,000	$35,020	$36,650	Canada
Repsol-YPF ADR	2,000	43,592	31,480	Spain
Total Fina Elf ADR	500	21,864	36,775	France
SUB-TOTAL		100,476	104,905

Paper Products (3.7%)
Metso ADS	2,100	22,802	20,706	Finland
UPM-Kymmene Oyj	2,000	34,399	28,430	Finland
SUB-TOTAL		57,201	48,416

Photographic Equipment (4.2%)
Canon ADR	1,000	23,426	42,740	Japan
Fuji Photo Film ADR	400	10,050	11,040	Japan
SUB-TOTAL		33,476	53,780

Real Estate (2.2%)
Intrawest	2,400	41,342	28,248	Canada

Telecommunications (11.6%)
American Movil	2,000	29,725	36,520	Mexico
BCE	1,600	30,120	35,232	Canada
British Sky Broadcasting ADS*	450	11,062	20,003	UK
PT Indosat ADR	1,000	20,952	11,260	Indonesia
Tele Norte Leste Participacoes ADR	335	6,933	4,010	Brazil
Telefonica ADS*	586	12,058	19,988	Spain
Telesp Celular Participacoes ADR	5,500	44,974	22,440	Brazil
SUB-TOTAL		155,824	149,453

Transportation (4.4%)
Canadian Pacific Ltd.	1,200	20,338	28,512	Canada
Lan Chile ADS	3,500	24,636	28,175	Chile
SUB-TOTAL		44,974	56,687

Utilities-Electric (5.1%)
Enel ADR	800	35,372	27,968	Italy
Enersis ADR	4,000	37,125	19,200	Chile
Korea Electric Power ADS	2,000	31,961	18,600	Korea
SUB-TOTAL		104,458	65,768

Utilities-Gas (.3%)
Transport de Gas del Sur ADR	1,500	18,807	4,185	Argentina

Total Investments (92.8%)		1,154,340	1,199,847
Other Assets (net of liabilities) (7.2%)			92,800
Total Net Assets (100%)			$1,292,647

* Non-income producing

16	N-CSRS Semi-Annual Report May 31, 2003

FINANCIAL HIGHLIGHTS	SEXTANT INTERNATIONAL FUND (graphic omitted)

Selected data per share of capital stock outstanding throughout the period:
			For the year ended November 30,
		Period ended May 31, 2003	2002	2001	2000	1999	1998
Net asset value at beginning of period		$6.07	$7.24	$8.52	$8.32	$6.81	$6.61
	Income from investment operations
	Net investment income	0.03	0.02	0.04	0.43	0.13	0.04
	Net gains or losses on securities (both realized and unrealized)	0.24	(1.16)	(1.30)	0.20	1.57	0.20
Total from investment operations		0.27	(1.14)	(1.26)	0.63	1.70	0.24
	Less distributions
	Dividends (from net investment income)	-	(0.03)	(0.02)	(0.43)	(0.12)	(0.04)
	Distributions (from capital gains)	-	-	-	-	(0.07)	-
Total distributions		-	(0.03)	(0.02)	(0.43)	(0.19)	(0.04)
Net asset value at end of period		$6.34	$6.07	$7.24	$8.52	$8.32	$6.81
Total return		4.45%	(15.80)%	(14.80)%	7.62%	24.90%	3.57%
Ratios/supplemental data
Net assets ($000), end of period		$1,293	$1,150	$1,445	$1,736	$1,162	$881
Ratio of expenses to average net assets		0.34%	1.17%	1.17%	1.20%	0.72%	1.16%
Ratio of net investment income to average net assets		0.65%	0.20%	0.34%	4.74%	1.74%	0.54%
Portfolio turnover rate		2%	4%	6%	11%	17%	18%

STATEMENT OF ASSETS AND LIABILITIES

As of May 31, 2003

Assets
	Investments (Cost $1,154,340)	$1,199,847
	Cash	93,228
	Dividends Receivable	1,669
	Total Assets		$1,294,744

Liabilities
	Other Liabilities	2,097
	Total Liabilities		2,097

Net Assets			$1,292,647

Fund Shares Outstanding			203,757

Analysis of Net Assets
	Paid in Capital (unlimited shares authorized, without par value)	1,395,973
	Accumulated net realized loss on investments	(148,833)
	Unrealized net appreciation to Fund shares outstanding	45,507
	Net Assets applicable to Fund shares outstanding		$1,292,647

Net Asset Value, Offering and Redemption price per share			$6.34

(The accompanying notes are an integral part of these financial statements)

N-CSRS Semi-Annual Report May 31, 2003	17

(Graphic Omitted) SEXTANT INTERNATIONAL FUND	STATEMENT OF OPERATIONS

For the Semi-Annual period ended May 31, 2003

Investment Income
	Dividend income (net Foreign Tax of $1,928)	$11,137
	Miscellaneous income	35
	Gross investment income		$11,172
Expenses
	Investment advisor and administration fee	2,105
	Custodian fees	1,360
	Professional fees	713
	Filing and registration fees	527
	Insurance	245
	Printing and postage	132
	Meetings	63
	Other expenses	63
	Total gross expenses	5,208
	Less: Custodian fees waived	(1,360)
	Net expenses		3,848
	Net investment income		7,324
Net realized loss on investments
	Proceeds from sales	22,529
	Less: cost of securities sold based on identified cost	26,149
	Realized net loss		(3,620)
Unrealized gain on investments
	End of period	45,507
	Beginning of period	(5,947)
	Increase in unrealized gain for the period	51,454
	Net realized and unrealized gain on investments		47,834

Net increase in net assets resulting from operations			$55,158

STATEMENT OF CHANGES IN NET ASSETS
		Period ended	Year ended
		May 31, 2003	Nov. 30, 2002
INCREASE (DECREASE) IN NET ASSETS
From Operations:
	Net investment income	$7,324	$2,569
	Net realized loss on investments	(3,620)	(70,706)
	Net increase (decrease) in unrealized appreciation	51,454	(141,217)
	Net increase (decrease) in net assets from operations	55,158	(209,354)

Dividends to shareowners from:
	Net investment income	-	(4,909)
	Capital gains distributions	-	-
	Total Distributions	-	(4,909)

Fund share transactions
	Proceeds from sales of shares	98,498	58,704
	Value of shares issued in reinvestment of dividends	-	4,897
		98,498	63,601
	Cost of shares redeemed	(11,378)	(143,789)
	Net increase (decrease) in net assets from share transactions	87,120	(80,188)
Total increase (decrease) in net assets		$142,278	$(294,451)

NET ASSETS
	Beginning of period	1,150,369	1,444,820
	End of period	$1,292,647	$1,150,369

Shares of the fund sold and redeemed
	Number of shares sold	16,000	9,019
	Number of shares issued in reinvestment of dividends	-	807
		16,000	9,826
	Number of shares redeemed	(1,912)	(19,618)
Net increase (decrease) in number of shares outstanding		14,088	(9,792)

(The accompanying notes are an integral part of these financial statements)

18	N-CSRS Semi-Annual Report May 31, 2003

ADDITIONAL PERFORMANCE INFORMATION
Average Annual Returns (as of 6/30/2003, per regulatory requirement)
		1 year	5 years	10 years
(Graphic Omitted)	Sextant Growth Fund	+3.47%	+7.06%	+8.33%
	Sextant International Fund	-5.65%	-1.58%	+4.78%*
	Sextant Short-Term Bond Fund	+6.49%	+6.12%	+5.88%*
	Sextant Bond Income Fund	+15.28%	+7.73%	+6.88%
*Since inception, 9/28/95

Performance data quoted in this report represents past performance, is before any taxes that may be payable by investors, and is no guarantee of future performance. The investment return and principal value of investments in the Funds fluctuate daily, and an investor’s shares when redeemed may be worth more or less than the original cost. Morningstar, Inc. is an independent fund performance monitor. The average total return for a category is determined by Saturna Capital, utilizing the Morningstar database. Results are shown for twelve months in this report because of the Sextant Funds performance fee advisory structure.

NOTES TO FINANCIAL STATEMENTS

Organization
Saturna Investment Trust (the “Trust”) was established under Washington State Law as a Business Trust on February 20, 1987. The Trust is registered as a no-load, open-end series investment company under the Investment Company Act of 1940, as amended. Five portfolio series have been created to date: Sextant Short-Term Bond Fund, Sextant Bond Income Fund, Sextant Growth Fund, and Sextant International Fund (the “Funds”), and Idaho Tax-Exempt Fund, distributed through a separate prospectus and the results of which are contained in a separate report.

Unaudited Information
The information in this interim report has not been subject to independent audit.

Significant Accounting Policies
The following is a summary of the significant accounting policies followed by the Funds.

Investments:
Securities traded on a national exchange or the national over-the-counter market system are valued at the last sale price or, in the absence of any sale on that date, the closing bid price. Other securities traded in the over-the-counter market are valued at the last bid price. Fixed-income securities for which there are no publicly available market quotations are valued using a matrix based on maturity, quality, yield and similar factors, which are compared periodically to multiple dealer bids and adjusted by the adviser under policies established by the Trustees.

The cost of securities is the same for accounting and Federal income tax purposes. Securities transactions are recorded on trade date. Realized gains and losses are recorded on the identified cost basis.

Income and Expenses:
Interest income is reduced by the amortization of bond premiums, on a constant yield-to-maturity basis from purchase date to maturity. Interest income is increased by accretion for bonds underwritten as original

N-CSRS Semi-Annual May 2003	19

issue discounts and/or purchased at market discounts. Cash dividends from equity securities are recorded as income on the ex-dividend date.
Expenses incurred by the Trust on behalf of the Funds (e.g., professional fees) are allocated to the Funds on the basis of relative daily average net assets. The Adviser has agreed to certain limits on expenses, as described below.

Income taxes:
The Funds have elected to be taxed as regulated investment companies under the Internal Revenue Code and distribute substantially all of their taxable net income and realized net gains on investments. Therefore, no provision for Federal income taxes is required.

Dividends and distributions to shareowners:
Dividends and distributions to shareowners are recorded on the ex-dividend date. For the Sextant Short-Term Bond Fund and Sextant Bond Income Fund, dividends are paid daily and distributed on the last business day of each month. For the Sextant Growth Fund and Sextant International Fund, dividends are payable at the end of each November. Shareowners electing to reinvest dividends and distributions purchase additional shares at the net asset value on the payable date.

Transactions with Affiliated Persons
Under a contract approved by shareowners on September 28, 1995, Saturna Capital Corporation provides investment advisory services, plus certain administrative and shareowner services to the Funds. Each of the Funds pays the Adviser a base Investment Advisory and Administrative Services Fee of .60% of average net assets per annum, payable monthly. The base Advisory Fee is subject to adjustment up or down depending on the investment performance of the Fund relative to a specified Morningstar mutual fund category average. The Adviser has voluntarily undertaken to limit expenses of Sextant Bond Income Fund to 0.60% through March 31, 2004 and waives its investment advisory and administrative fee as to either Sextant bond fund completely so long as assets of that Fund are less than $2 million.

For the six months ended May 31, 2003, Sextant Bond Income Fund and Sextant Growth Fund incurred advisory expenses of $8,462 and $13,667, respectively. Sextant International Fund incurred advisory expenses of $2,105 and Sextant Short-Term Bond Fund incurred advisory expenses of $7,774.

In accordance with the expense waiver noted above, for the six months ended May 31, 2003, Saturna Capital waived $5,866 of the Sextant Short-Term Bond Fund advisory fee and $3,530 of that of Sextant Bond Income Fund.

Saturna Brokerage Services, Inc. (a broker-dealer subsidiary of Saturna Capital) acts as underwriter for the Trust, without compensation. The Funds’ custodian, National City Bank Indiana, waived its fees for earnings credits.

Saturna Brokerage Services, Inc. is the primary stockbroker used to effect portfolio transactions for Sextant Growth Fund and Sextant International Fund, and was paid $809 and $1,052, respectively in commissions at discount rates during the six months ended May 31, 2003.

One trustee is also a director and officer of Saturna Capital Corporation. The unaffiliated trustees receive a fee of $100 per meeting attended, and in the six months ending May 31, 2003, such fees totalled $700 for the Trust.

Investments
At May 30, 2003, the net unrealized gain on investments for Bond Income, Short-Term Bond, Growth and International were $295,772, $112,069, $953,206, and $45,507, which consist of unrealized gains of $295,772, $112,444, $1,251,345, and $298,674, and unrealized losses of $0, $375, $298,139, and $253,167, respectively.

During the six months ended May 30, 2003, Bond Income purchased $155,197 of securities and sold $0. Comparable figures for Short-Term Bond are $403,224 purchased and $246,200 sold; for Growth $287,018 and $101,501; and for International, $240,363 and $22,529.

20	N-CSRS Semi-Annual Report May 31, 2003

Web: http://www.saturna.com
E-mail: sextant@saturna.com

(logo)

Saturna Capital
Mutual Funds

1-800/SATURNA
(800/728-8762)
1-888/732-6262 for automated assistance,
including fund prices

This report is issued for the information of the shareoweners of the Fund. It is not authorized for distribution to prospective investors unless it is accompanied or preceded by an effective prospectus relating to the securities of the Fund. Idaho Tax-Exempt Fund is a series of Saturna Investment Trust.

(graphic omitted)
SEXTANT Mutual Funds

SHORT-TERM BOND BOND INCOME GROWTH INTERNATIONAL SEMI-ANNUAL REPORT May 31, 2003

N-CSRS Semi-Annual Report May 31, 2003	21

CODE OF ETHICS

AUDIT COMMITTEE FINANCIAL EXPERT

(a) (1) (i) The Trustees of Saturna Investment Trust determined, at their quarterly meeting of June 18, 2003, that the Trust has at least one audit committee financial expert serving on its audit committee.

(a) (2) (ii) Mr. John Moore, an independent Trustee (as defined for investment companies), was deemed qualified and agreed to serve.

CONTROLS AND PROCEDURES

EXHIBITS

Exhibits included with this filing:

(a) Code of Ethics.

(b) Certifications.

(1) Nicholas Kaiser, President, Saturna Investment Trust
(2) Christopher Fankhauser, Treasurer, Saturna Investment Trust

22	N-CSRS Semi-Annual Report May 31, 2003

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

SATURNA INVESTMENT TRUST

By:

/s/ Nicholas Kaiser
Nicholas Kaiser, President

Date: July 30, 2003

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:

/s/ Nicholas Kaiser
Nicholas Kaiser, President

Date: July 30, 2003

By:

/s/ Christopher Fankhouser
Christopher Fankhouser, Treasurer

Date: July 30, 2003

N-CSRS Semi-Annual Report May 31, 2003	24